Long-term Debt (Details) (USD $)	Sep. 30, 2014		Dec. 31, 2013
Long-term Debt [Line Items]
Secured Debt	$ 111,458,406		$ 100,759,063
Less: current portion	(18,686,730)		(16,065,483)
Less: unamortized bank fees	(1,051,730)		(1,391,159)
Secured long-term debt	91,719,946		83,302,421
Bulk Pangaea Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	3,468,750	[1]	4,509,375	[1]
Bulk Discovery Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	4,136,000	[2]	5,204,000	[2]
Bulk Patriot Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	5,375,000	[1]	7,212,500	[1]
Bulk Cajun Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	1,137,500	[2]	1,990,625	[2]
Bulk Trident Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	7,968,750	[1]	8,925,000	[1]
Bulk Juliana Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	5,408,333	[1]	6,422,395	[1]
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Debt Agreement [Member]
Long-term Debt [Line Items]
Secured Debt	53,500,000	[3]	34,000,000	[3]
Bulk Atlantic Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	7,980,000	[2]	8,250,000	[2]
Bulk Phoenix Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	9,133,333	[1]	9,783,334	[1]
Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member]
Long-term Debt [Line Items]
Secured Debt	12,347,820		0
Long Wharf Construction to Term Debt [Member]
Long-term Debt [Line Items]
Secured Debt	1,002,920		1,016,834
Bulk Providence Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	0	[4]	7,760,000	[4]
Bulk Liberty Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	$ 0	[5]	$ 5,685,000	[5]

[1]	The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Trident Secured Note, the Bulk Juliana Secured Note, and the Bulk Phoenix Secured Note are cross-collateralized by the vessels m/v Bulk Juliana, m/v Bulk Patriot, m/v Bulk Trident, m/v Bulk Pangaea, and m/v Bulk Newport and are guaranteed by the Company.
[2]	The Bulk Discovery Secured Note, the Bulk Cajun Secured Note, and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery, m/v Bulk Cajun, and m/v Bulk Beothuk and are guaranteed by the Company.
[3]	The Bulk Nordic Odyssey and the Bulk Nordic Orion Loan Agreement was amended on September 17, 2014, to provide for an additional advance to finance the acquisition of m/v Nordic Oshima.
[4]	The Bulk Providence Secured Note was repaid in connection with the sale of the m/v Bulk Providence on May 27, 2014.
[5]	The Bulk Liberty Secured Note was repaid in connection with the sale of the m/v Bulk Liberty on July 4, 2014.